Filed pursuant to Rule 497(e)
File Nos. 333-164298 and 811-22378

DOUBLELINE FUNDS TRUST

DoubleLine Total Return Bond Fund

DoubleLine Core Fixed Income Fund

DoubleLine Emerging Markets Fixed Income Fund

DoubleLine Low Duration Bond Fund

DoubleLine Flexible Income Fund

DoubleLine Low Duration Emerging Markets Fixed Income Fund

DoubleLine Long Duration Total Return Bond Fund

DoubleLine Global Bond Fund

DoubleLine Emerging Markets Local Currency Bond Fund

DoubleLine Strategic Commodity Fund

DoubleLine Shiller Enhanced CAPE®

DoubleLine Shiller Enhanced International CAPE®

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2026 to the Funds’ Statutory Prospectus

(the “Prospectus”) and Statement of Additional Information (the “SAI”),

each dated November 1, 2025, as supplemented or amended from time to time

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective April 13, 2026 (the “Effective Date”): (i) The Bank of New York Mellon (“BNY”) will begin serving as the Funds’ administrator, replacing U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”); (ii) BNY will begin serving as the Funds’ custodian, replacing State Street Bank and Trust Company with respect to DoubleLine Emerging Markets Local Currency Bond Fund and replacing U.S. Bank National Association with respect to the remaining Funds; and (iii) BNY Mellon Investment Servicing (US) Inc. will begin serving as each Fund’s transfer agent, replacing USBGFS.

The following changes are each as of the Effective Date:

1.	The second sentence under the section titled “Fund Summary - Purchase and Sale of Shares” of the Prospectus for each Fund is hereby replaced in its entirety with the following:

You may purchase or redeem shares by written request via mail (DoubleLine Funds, PO Box 534476, Pittsburgh, PA 15253-4476), by wire transfer, by telephone at 877-DLine11 (877-354-6311), or through authorized dealers, brokers, or other service providers (“financial intermediaries”).

2.	The section titled “How to Buy Shares – Purchase by Mail” on page 213 of the Prospectus is hereby replaced in its entirety with the following:

Purchase by Mail

You may purchase shares by sending a check made payable to “DoubleLine Funds”, together with a completed New Account Application in the case of an initial investment, to:

Via Regular Mail

DoubleLine Funds

PO Box 534476

Pittsburgh, PA 15253-4476

Via Express, Registered or Certified Mail

DoubleLine Funds

Attention: 534476

1350 Penn Avenue

Suite 102

Pittsburgh, PA 15222

Generally, Class R6 shares may be purchased by mail only through an authorized financial intermediary. Contact your financial intermediary about purchases via mail.

Class R6 shares may also be purchased directly from the Fund’s transfer agent by a Class R6 eligible plan if such shares are held in an omnibus account opened in the plan’s name directly with the Fund’s transfer agent. Such shares may be purchased by sending a check made payable to “DoubleLine Funds,” together with a completed New Account Application in the case of an initial investment, to the applicable address above.

Subsequent investments should be accompanied by a note specifying the Fund name, your account number, and the name(s) your account is registered in.

All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers’ checks, starter checks, or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You also will be charged $25 for every check returned unpaid.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at a BNY Mellon Investment Servicing (US) Inc. post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of a Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

Additionally, shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

3.	The first paragraph under the section titled “How to Buy Shares – Purchase by Telephone” on page 214 of the Prospectus is hereby replaced in its entirety with the following:

If you have not declined telephone transaction privileges on your account application, you may purchase additional shares of a Fund by calling 877-DLine11 (877-354-6311). If your account has been open for at least 10 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making this purchase. If your purchase order is received in good order before the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) on a day the NYSE opens for regular trading, your shares will be purchased at the NAV plus any applicable sales charge calculated on that day. Please see “How to Buy Shares — General Information” for information on purchasing shares through a financial intermediary.

4.	The section titled “How to Buy Shares – Purchase by Wire” on page 215 of the Prospectus is hereby replaced in its entirety with the following:

Purchase by Wire

If you are making your first investment in a Fund, before you wire funds, the transfer agent must have a completed New Account Application. You may mail or overnight deliver your New Account Application to the transfer agent. Upon receipt of your completed New Account Application, the transfer agent will establish an account for you. The shareholder account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the shareholder account number, and the name on the account per the New Account Application so that monies can be correctly applied.

The Bank of New York Mellon

ABA No. 011001234

Account No. 074195

FBO: DoubleLine Funds Consolidated

Further Credit: Shareholder Name, Account Number and Fund Name

Generally, Class R6 shares may be purchased from the Fund by wire only through an authorized financial intermediary. Contact your financial intermediary about purchases by wire. Class R6 shares may also be purchased directly from the Fund’s transfer agent by a Class R6 eligible plan if such shares are held in an omnibus account opened in the plan’s name directly with the Fund’s transfer agent.

Before sending your fed wire, please call the transfer agent at 877-DLine11 (877-354-6311) or contact your financial intermediary (if applicable) to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Wired funds must be received prior to the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) for the related purchase order to be eligible for same day pricing, except that orders provided in respect of advisory accounts (including other DoubleLine funds) managed by DoubleLine Capital or one of its related parties and orders provided by or through a broker-dealer or financial intermediary with whom the Funds (or their service providers) have a processing relationship may receive same day pricing so long as the related trade instructions are received timely. The Funds and BNY Mellon Investment Servicing (US) Inc. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

5.	The third and fourth paragraphs under the section titled “How to Redeem Shares – General Information” on page 216 of the Prospectus are hereby replaced in their entirety with the following:

The Adviser expects to use a variety of resources to honor requests to redeem shares of the Funds, including available cash; short-term investments; interest, dividend income and other monies earned on portfolio investments; the proceeds from the sale or maturity of portfolio holdings; and various other techniques, including, without limitation, repurchase agreements. A variety of other measures, such as redemptions in kind (i.e., payment in portfolio investments rather than cash), may also be used to honor redemptions. The Adviser does not expect to honor redemption requests in kind regularly, but reserves the right to do so. If your shares are redeemed in kind you will incur transaction costs upon disposition of the assets received in the distribution, as well as taxes on any capital gains from the sale. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the assets you receive in kind until they are sold. The Adviser expects to use the resources and measures discussed above, among others, to meet redemption requests in regular and stressed market conditions.

A medallion signature guarantee may be required of all account holders for any redemption request in excess of $100,000 where proceeds are requested to be sent by check, when a redemption request is received by the transfer agent and the account address has changed within the last 30 calendar days, when redemption proceeds are to be sent or payable to any person, address or bank account not on a Fund’s records, or if ownership is being changed on your account. Medallion signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

6.	The section titled “How to Redeem Shares – Redemptions by Mail” on page 217 of the Prospectus is hereby replaced in its entirety with the following:

Redemptions by Mail

You may sell shares by writing a letter that includes:

•	your name(s) and signature(s) as they appear on the New Account Application form

•	your account number

•	the Fund name

•	the dollar amount or number of shares you want to redeem

•	how and where to send the proceeds

For direct shareholders, mail your letter of instruction to:

Via Regular Mail

DoubleLine Funds

PO Box 534476

Pittsburgh, PA 15253-4476

Via Express, Registered or Certified Mail

DoubleLine Funds

Attention: 534476

1350 Penn Avenue Suite 102

Pittsburgh, PA 15222

Your letter of instruction must be accompanied by a medallion signature guarantee or other documentation, if required (see “Signature Guarantees” below).

Generally, Class R6 shares may be redeemed from the Fund by mail only through an authorized financial intermediary. Contact your financial intermediary about redemptions by mail. Class R6 shares may also be redeemed directly from the Fund’s transfer agent by a Class R6 eligible plan if such shares are held in an omnibus account opened in the plan’s name directly with the Fund’s transfer agent.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at a BNY Mellon Investment Servicing (US) Inc. post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of a Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

7.	The section titled “How to Redeem Shares – Signature Guarantees” on page 217 of the Prospectus is hereby replaced in its entirety with the following:

Signature Guarantees

Some circumstances require written orders, along with a medallion signature guarantee from a Medallion program member. These may include:

•	redemption requests for amounts in excess of $100,000, where proceeds are requested to be sent by check;

•	when a redemption request is received by the transfer agent and the account address has changed within the last 30 calendar days;

•	when redemption proceeds are to be sent or payable to any person, address or bank account not on the Funds’ record; or

•	if ownership is being changed on your account.

The Funds and/or the transfer agent may require other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. The Funds or the transfer agent reserves the right to waive any signature guarantee requirement at its discretion. Investors who have purchased shares through a financial intermediary may be subject to different requirements and should check with their financial intermediary to determine whether signature guarantee requirements or other security arrangements apply to their accounts.

A medallion signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. You may be required to pay a fee for a signature guarantee. Please call 877-DLine11 (877-354-6311) to ensure that your signature guarantee will be processed correctly.

Non-financial transactions including establishing or modifying certain services on an account may require a medallion signature guarantee or other acceptable form of authentication from a financial institution source.

8.	The first paragraph under the section titled “How to Redeem Shares – Redemptions by Internet” on page 218 of the Prospectus is hereby replaced in its entirety with the following:

If you have an existing account and are placing a redemption request, you may do so by accessing your account online at DoubleLine.com. Proceeds from online redemptions may be sent via check, ACH or wire to the bank account of record. Online redemptions are not available for all direct accounts because in certain cases, a medallion signature guarantee may be required.

9.	The last sentence under the section titled “How to Redeem Shares – Systematic Withdrawal Plan” on page 219 of the Prospectus is hereby replaced in its entirety with the following:

To reach the transfer agent, BNY Mellon Investment Servicing (US) Inc., call toll free in the U.S. 877-DLine11 (877-354-6311). Outside the U.S. call 813-791-7333.

10.	The section titled “Distributions” on page 222 of the Prospectus is hereby replaced in its entirety with the following:

Distributions

The amount of distributions of net investment income and of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends of the net investment income of each Fund, if any, will be declared and paid at least monthly, except for the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Global Bond Fund, which will declare and pay dividends of net investment income, if any, at least quarterly, and the DoubleLine Strategic Commodity Fund, which will declare and pay dividends of net investment income, if any, at least annually. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually. Your distributions will be reinvested in the relevant Fund unless you instruct that Fund otherwise. You may change your distribution election in writing or by telephone. Any change should be submitted to the transfer agent by phone at 877-DLine11 (877-354-6311) or in writing to DoubleLine Funds, Attention: 534476, 1350 Penn Avenue Suite 102, Pittsburgh, PA 15222 at least five business days prior to the record date of the next distribution. A Fund does not charge any fees or sales loads on shares purchased through the automatic reinvestment of distributions. You may request that distributions be paid by check. If you elect to receive distributions of net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the relevant Fund reserves the right to reinvest the distribution check in your account at that Fund’s then current NAV and will reinvest all subsequent distributions until instructed otherwise.

11.	The section titled “To Obtain Information” on the Back Cover of the Prospectus is hereby replaced in its entirety with the following:

To Obtain Information

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by contacting the Funds:

By Email:

fundinfo@doubleline.com

By Internet:

www.doubleline.com

By Telephone:

Call 877-DLine11  (877-354-6311) or your financial intermediary.

By Mail:

Write to:

DoubleLine Funds

Attention: 534476

1350 Penn Avenue Suite 102

Pittsburgh, PA 15222

12.	The first paragraph titled “ADMINISTRATION AGREEMENTS” on page 143 of the SAI is hereby replaced in its entirety with the following:

ADMINISTRATION AGREEMENT

The Bank of New York Mellon (the “Administrator”) serves as the administrator of the Trust pursuant to a Fund Administration and Accounting Agreement with the Trust (the “Administration Agreement”). Under the Administration Agreement, the Administrator receives a fee from the Funds as part of an agreement for services performed as Administrator and fund accountant. The Administrator provides certain accounting and administrative services to the Trust, including, among other things, valuation support and computation accounting services; financial reporting; tax services; and regulatory administration services.

13.	The section titled “TRANSFER AGENT” on page 159 of the SAI is hereby replaced in its entirety with the following:

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent for the Trust.

14.	The section titled “CUSTODIANS” on page 159 of the SAI is hereby replaced in its entirety with the following:

CUSTODIAN

The Bank of New York Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as custodian for each of the Funds and is responsible for maintaining custody of the Funds’ cash and investments. Pursuant to the terms of the Custody Agreement between the Trust and the Custodian, the Custodian may delegate certain of its responsibilities, including its responsibility to establish and maintain arrangements with foreign custodians, to a sub-custodian. The Custodian also establishes the Funds’ foreign custody arrangements. Certain brokers may be engaged as futures commission merchants by the Funds from time to time and could be deemed to have custody over a Fund’s assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE